Fair Value Measurements (Tables)	9 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2023 and December 31, 2023:
March 31, 2023

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥197,041	¥0	¥23,192	¥173,849
Trading debt securities	2,179	0	2,179	0
Available-for-sale debt securities:	2,234,608	4,334	1,986,672	243,602
Japanese and foreign government bond securities*2	801,295	3,004	798,291	0
Japanese prefectural and foreign municipal bond securities	369,246	0	365,915	3,331
Corporate debt securities*3	784,388	1,330	778,321	4,737
CMBS and RMBS in the Americas	43,173	0	43,173	0
Other asset-backed securities and debt securities	236,506	0	972	235,534
Equity securities*4*5	379,236	105,646	133,027	140,563
Certain investment in affiliates*6	2,511	0	0	2,511
Derivative assets:	72,398	203	65,377	6,818
Interest rate swap agreements	22,798	0	22,798	0
Options held/written and other	30,487	0	23,669	6,818
Futures, foreign exchange contracts	17,785	203	17,582	0
Foreign currency swap agreements	1,325	0	1,325	0
Credit derivatives held	3	0	3	0
Netting*7	(22,052)	0	0	0
Net derivative assets	50,346	0	0	0
Other assets:	4,676	0	0	4,676
Reinsurance recoverables*8	4,676	0	0	4,676

Total	¥2,892,649	¥110,183	¥2,210,447	¥572,019

Liabilities:
Derivative liabilities:	¥71,366	¥1,484	¥55,240	¥14,642
Interest rate swap agreements	3,319	0	3,319	0
Options held/written and other	28,423	0	13,781	14,642
Futures, foreign exchange contracts	37,195	1,484	35,711	0
Foreign currency swap agreements	2,426	0	2,426	0
Credit derivatives written	3	0	3	0
Netting*7	(22,052)	0	0	0
Net derivative Liabilities	49,314	0	0	0
Policy Liabilities and Policy Account Balances:	163,734	0	0	163,734
Variable annuity and variable life insurance contracts*9	163,734	0	0	163,734

Total	¥235,100	¥1,484	¥55,240	¥178,376

December 31, 2023

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥121,135	¥0	¥18,541	¥102,594
Trading debt securities	2,213	0	2,213	0
Available-for-sale debt securities:	2,537,681	5,494	2,232,859	299,328
Japanese and foreign government bond securities*2	977,536	4,171	973,365	0
Japanese prefectural and foreign municipal bond securities	383,257	0	378,492	4,765
Corporate debt securities*3	818,313	1,323	811,839	5,151
CMBS and RMBS in the Americas	74,802	0	68,084	6,718
Other asset-backed securities and debt securities	283,773	0	1,079	282,694
Equity securities*4*5	394,241	110,682	133,000	150,559
Certain investment in affiliates*6	5,737	0	0	5,737
Derivative assets:	76,188	250	69,684	6,254
Interest rate swap agreements	22,046	0	22,046	0
Options held/written and other	16,883	0	10,629	6,254
Futures, foreign exchange contracts	36,853	250	36,603	0
Foreign currency swap agreements	385	0	385	0
Credit derivatives held	21	0	21	0
Netting*7	(39,061)	0	0	0
Net derivative assets	37,127	0	0	0
Other assets:	3,433	0	0	3,433
Reinsurance recoverables*8	3,433	0	0	3,433

Total	¥3,140,628	¥116,426	¥2,456,297	¥567,905

Liabilities:
Derivative liabilities:	¥70,233	¥850	¥63,992	¥5,391
Interest rate swap agreements	3,713	0	3,713	0
Options held/written and other	16,256	0	10,865	5,391
Futures, foreign exchange contracts	44,701	850	43,851	0
Foreign currency swap agreements	5,558	0	5,558	0
Credit derivatives written	5	0	5	0
Netting*7	(39,061)	0	0	0
Net derivative Liabilities	31,172	0	0	0
Policy Liabilities and Policy Account Balances:	157,813	0	0	157,813
Variable annuity and variable life insurance contracts*9	157,813	0	0	157,813

Total	¥228,046	¥850	¥63,992	¥163,204

*1
A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a loss of ¥
3,664
 million and a gain of ¥
305
million from the change in the fair value of the loans for the nine months ended December 31, 2022 and 2023, respectively. Included in “Other (income) and expense” in the consolidated statements of income were losses of ¥
156
 million and ¥
48
 million from the change in the fair value of the loans for the three months ended December 31, 2022 and 2023, respectively. No gains or losses were recognized in earnings during the nine months ended December 31, 2022 and 2023 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2023, were ¥
199,674
 million and ¥
197,041
 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥
2,633
 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of December 31, 2023, were ¥
122,429
 million and ¥
121,135
 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥
1,294
 million. There were no loans that are 90 days or more past due or in non-accrual
status as of March 31, 2023. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or
,
 in
non-accrual
status as of December 31, 2023, were ¥
3,049
 million and ¥
2,431
million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥
618
 million.

*2
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a loss of ¥
15
 million and a gain of ¥
4
 million from the change in the fair value of those investments for the nine months ended December 31, 2022 and 2023, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥
6
 million and ¥
11
million from the change in the fair value of those investments for the three months ended December 31, 2022 and 2023, respectively. The amounts of aggregate fair value elected the fair value option were ¥
237
 million and ¥
1,063
 million as of March 31, 2023 and December 31, 2023, respectively.

*3
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a loss of ¥
705
 million and a gain of ¥
380
 million from the change in the fair value of those investments for the nine months ended December 31, 2022 and 2023, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥
272
 million and ¥
428
 million from the change in the fair value of those investments for the three months ended December 31, 2022 and 2023, respectively. The amounts of aggregate fair value elected the fair value option were ¥
6,605
 million and ¥
7,144
 million as of March 31, 2023 and December 31, 2023, respectively.

*4
Certain subsidiaries elected the fair value option for certain investments in investment funds, and others included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥
499
 million and ¥
1,224
 million from the change in the fair value of those investments for the nine months ended December 31, 2022 and 2023, respectively. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were a loss of ¥
47
 million and a gain of ¥
405
 million from the change in the fair value of those investments for the three months ended December 31, 2022 and 2023, respectively. The amounts of aggregate fair value elected the fair value option were ¥
16,032
 million and ¥
19,059
 million as of March 31, 2023 and December 31, 2023, respectively.

*5
The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥
51,263
 million and ¥
76,593
 million as of March 31, 2023 and December 31, 2023, respectively.

*6
A certain subsidiary elected the fair value option for certain investment in affiliates.
No
gain
s
 or loss
es
w
ere
 recognized in earnings from the change in the fair value of those investments for the nine months ended December 31, 2022. Included in “Equity in Net Income of Affiliates” in the consolidated statements of income was a gain of ¥1,029 million from the change in the fair value of those investments for the nine months ended December 31, 2023.
No
gain
s
or loss
es
w
ere
 recognized in earnings from the change in the fair value of those investments for the three months ended December 31, 2022. Included in “Equity in Net Income of Affiliates” in the consolidated statements of income was a gain of ¥1,029 million from the change in the fair value of those investments for the three months ended December 31, 2023. The amounts of aggregate fair value elected the fair value option were ¥
2,511
 million and ¥
5,737
 million as of March 31, 2023 and December 31, 2023, respectively.

*7	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*8
Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥
4,676
 million and ¥
3,433
 million as of March 31, 2023 and December 31, 2023, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the nine and three months ended December 31, 2022 and 2023, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”

*9
Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥
163,734
 million and ¥
157,813
 million as of March 31, 2023 and December 31, 2023, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the nine and three months ended December 31, 2022 and 2023, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”

Reconciliation of Financial Assets and Liabilities (Net) Measured at Fair Value on Recurring Basis Using Significant Unobservable Input
The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended December 31, 2022 and 2023:
Nine months ended December 31, 2022

	Millions of yen
	Balance at April 1, 2022	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2022	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2022*1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at December 31, 2022*2
		Included in earnings*1	Included in other comprehensive income*2	Total
Loans held for sale	¥0	¥0	¥0	¥0	¥0	¥0	¥0	¥176,055	¥176,055	¥0	¥0
Available-for-sale debt securities	141,060	2,999	67	3,066	72,735	(5,678)	(8,502)	0	202,681	2,793	431
Japanese prefectural and foreign municipal bond securities	3,053	0	257	257	0	0	0	0	3,310	0	257
Corporate debt securities	697	(22)	(0)	(22)	5,922	0	(416)	0	6,181	(55)	1
Other asset-backed securities and debt securities	137,310	3,021	(190)	2,831	66,813	(5,678)	(8,086)	0	193,190	2,848	173
Equity securities	112,972	10,652	8,203	18,855	4,696	(7,211)	(1,994)	0	127,318	9,897	8,201
Investment funds, and others	112,972	10,652	8,203	18,855	4,696	(7,211)	(1,994)	0	127,318	9,897	8,201
Derivative assets and liabilities (net)	(3,772)	(7,964)	(1,137)	(9,101)	0	0	0	0	(12,873)	(7,964)	(1,137)
Options held/written and other	(3,772)	(7,964)	(1,137)	(9,101)	0	0	0	0	(12,873)	(7,964)	(1,137)
Other asset	5,214	(655)	0	(655)	901	0	(322)	0	5,138	(655)	0
Reinsurance recoverables*5	5,214	(655)	0	(655)	901	0	(322)	0	5,138	(655)	0
Policy Liabilities and Policy Account Balances	198,905	12,752	16	12,768	0	0	(23,179)	0	162,958	12,752	16
Variable annuity and variable life insurance contracts*6	198,905	12,752	16	12,768	0	0	(23,179)	0	162,958	12,752	16

Nine months ended December 31, 2023

	Millions of yen
	Balance at April 1, 2023	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2023	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2023*1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at December 31, 2023*2
		Included in earnings *1	Included in other comprehensive income*2	Total
Loans held for sale	¥173,849	¥334	¥12,309	¥12,643	¥3,760	¥(66,723)	¥(20,935)	¥0	¥102,594	¥39	¥12,309
Available-for-sale debt securities	243,602	6,627	7,886	14,513	54,467	(5,680)	(8,847)	1,273	299,328	8,724	8,398
Japanese prefectural and foreign municipal bond securities	3,331	(81)	242	161	0	0	0	1,273	4,765	(81)	200
Corporate debt securities	4,737	540	(0)	540	14	0	(140)	0	5,151	271	(0)
CMBS and RMBS in the Americas	0	0	(161)	(161)	6,879	0	0	0	6,718	0	0
Other asset-backed securities and debt securities	235,534	6,168	7,805	13,973	47,574	(5,680)	(8,707)	0	282,694	8,534	8,198
Equity securities	140,563	835	8,837	9,672	1,779	(435)	(1,020)	0	150,559	549	8,859
Investment funds, and others	140,563	835	8,837	9,672	1,779	(435)	(1,020)	0	150,559	549	8,859
Certain investment in affiliates	2,511	1,029	68	1,097	2,282	0	(153)	0	5,737	1,029	68
Derivative assets and liabilities (net)	(7,824)	9,267	(580)	8,687	0	0	0	0	863	9,267	(580)
Options held/written and other	(7,824)	9,267	(580)	8,687	0	0	0	0	863	9,267	(580)
Other asset	4,676	(1,856)	0	(1,856)	734	0	(121)	0	3,433	(1,856)	0
Reinsurance recoverables*5	4,676	(1,856)	0	(1,856)	734	0	(121)	0	3,433	(1,856)	0
Policy Liabilities and Policy Account Balances	163,734	(14,428)	(207)	(14,635)	0	0	(20,556)	0	157,813	(14,428)	(207)
Variable annuity and variable life insurance contracts*6	163,734	(14,428)	(207)	(14,635)	0	0	(20,556)	0	157,813	(14,428)	(207)

*1
Principally, gains and losses from loans held for sale are included in “Finance revenues”, available-for-sale
debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale
debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from loans held for sale are included in “Net change of foreign currency translation adjustments”, unrealized gains and losses from available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities, certain investment in affiliates, and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events. For a reconciliation of the total amount of policyholder account balances and the balances of market risk benefits related to variable annuity and variable life insurance contracts during year ended March 31, 2023 and for the nine months ended December 31, 2023, see Note 18 “Long-Durations Insurance Contracts Relating to Life Insurance Operations.”

In the nine months ended December 31, 2022, loans held for sale totaling ¥176,055 million were transferred from Level 2 to Level 3, since the inputs became unobservable. In the nine months ended December 31, 2023, foreign municipal bond securities totaling ¥1,273 million were transferred from level 2 to level 3, since the inputs became unobservable.

The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended December 31, 2022 and 2023:
Three months ended December 31, 2022

	Millions of yen
	Balance at September 30, 2022	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2022	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2022 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at December 31, 2022 *2
		Included in earnings*1	Included in other comprehensive income*2	Total
Loans held for sale	¥0	¥0	¥0	¥0	¥0	¥0	¥0	¥176,055	¥176,055	¥0	¥0
Available-for-sale debt securities	195,005	(7,012)	(5,644)	(12,656)	25,374	0	(5,042)	0	202,681	(7,202)	(5,659)
Japanese prefectural and foreign municipal bond securities	3,612	0	(302)	(302)	0	0	0	0	3,310	0	(302)
Corporate debt securities	350	(22)	1	(21)	5,922	0	(70)	0	6,181	(55)	1
Other asset-backed securities and debt securities	191,043	(6,990)	(5,343)	(12,333)	19,452	0	(4,972)	0	193,190	(7,147)	(5,358)
Equity securities	130,372	6,778	(11,489)	(4,711)	2,196	(67)	(472)	0	127,318	6,742	(11,487)
Investment funds, and others	130,372	6,778	(11,489)	(4,711)	2,196	(67)	(472)	0	127,318	6,742	(11,487)
Derivative assets and liabilities (net)	(24,839)	10,522	1,444	11,966	0	0	0	0	(12,873)	10,522	1,444
Options held/written and other	(24,839)	10,522	1,444	11,966	0	0	0	0	(12,873)	10,522	1,444
Other asset	5,702	(776)	0	(776)	269	0	(57)	0	5,138	(776)	0
Reinsurance recoverables*5	5,702	(776)	0	(776)	269	0	(57)	0	5,138	(776)	0
Policy Liabilities and Policy Account Balances	170,177	1,073	(67)	1,006	0	0	(6,213)	0	162,958	1,073	(67)
Variable annuity and variable life insurance contracts*6	170,177	1,073	(67)	1,006	0	0	(6,213)	0	162,958	1,073	(67)

Three months ended December 31, 2023

	Millions of yen

	Balance at September 30, 2023	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2023	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2023 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at December 31, 2023 *2
		Included in earnings *1	Included in other comprehensive income*2	Total
Loans held for sale	¥127,389	¥(5)	¥(5,940)	¥(5,945)	¥628	¥(8,373)	¥(11,105)	¥0	¥102,594	¥(101)	¥(5,940)
Available-for-sale debt securities	282,155	(5,900)	(5,798)	(11,698)	32,491	(2,029)	(1,591)	0	299,328	(3,232)	(5,697)
Japanese prefectural and foreign municipal bond securities	5,025	(1)	(259)	(260)	0	0	0	0	4,765	(1)	(272)
Corporate debt securities	5,400	(179)	0	(179)	0	0	(70)	0	5,151	(268)	0
CMBS and RMBS in the Americas	7,075	0	(357)	(357)	0	0	0	0	6,718	0	0
Other asset-backed securities and debt securities	264,655	(5,720)	(5,182)	(10,902)	32,491	(2,029)	(1,521)	0	282,694	(2,963)	(5,425)
Equity securities	160,131	(1,548)	(8,199)	(9,747)	719	(34)	(510)	0	150,559	(1,626)	(8,178)
Investment funds, and others	160,131	(1,548)	(8,199)	(9,747)	719	(34)	(510)	0	150,559	(1,626)	(8,178)
Certain investment in affiliates	5,003	1,029	(295)	734	0	0	0	0	5,737	1,029	(295)
Derivative assets and liabilities (net)	(4,214)	5,038	39	5,077	0	0	0	0	863	5,038	39
Options held/written and other	(4,214)	5,038	39	5,077	0	0	0	0	863	5,038	39
Other asset	3,670	(447)	0	(447)	234	0	(24)	0	3,433	(447)	0
Reinsurance recoverables*5	3,670	(447)	0	(447)	234	0	(24)	0	3,433	(447)	0
Policy Liabilities and Policy Account Balances	160,177	(4,307)	(37)	(4,344)	0	0	(6,708)	0	157,813	(4,307)	(37)
Variable annuity and variable life insurance contracts*6	160,177	(4,307)	(37)	(4,344)	0	0	(6,708)	0	157,813	(4,307)	(37)

*1
Principally, gains and losses from loans held for sale are included in “Finance revenues”, available-for-sale
debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale
debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from loans held for sale are included in “Net change of foreign currency translation adjustments”, unrealized gains and losses from available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities, certain investment in affiliates, and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis
The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis during year ended March 31, 2023 and the nine months ended December 31, 2023. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:
Year ended March 31, 2023

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥1,139	¥0	¥1,139	¥0
Real estate collateral-dependent loans (net of allowance for credit losses)	5,970	0	0	5,970
Investment in operating leases, property under facility operations, office facilities and other assets	4,568	0	31	4,537
Certain equity securities	11,794	0	11,794	0
Certain investment in affiliates	4,013	3,587	0	426

	¥27,484	¥3,587	¥12,964	¥10,933

Nine months ended December 31, 2023
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥8,431	¥0	¥8,272	¥159
Real estate collateral-dependent loans (net of allowance for credit losses)	6,493	0	0	6,493
Investment in operating leases and property under facility operations	517	0	0	517
Certain equity securities	16,170	0	16,170	0

	¥31,611	¥0	¥24,442	¥7,169

Information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2023 and December 31, 2023.

	March 31, 2023
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Loans held for sale	¥173,849	Discounted cash flows	Discount rate	8.0% – 10.0% (9.0%)
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	3,331	Appraisals/Broker quotes	—	—
Corporate debt securities	280	Discounted cash flows	Discount rate	0.4% (0.4%)
	4,457	Appraisals/Broker quotes	—	—
Other asset-backed securities and debt securities	29,165	Discounted cash flows	Discount rate	0.2% – 51.2% (8.9%)
			Probability of default	1.9% (1.9%)
	206,369	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	120,744	Discounted cash flows	WACC	11.9% – 26.4% (17.2%)
			EV/Terminal EBITDA multiple	7.5x-12.0x (9.5x)
		Market multiples	EV/Last twelve months EBITDA multiple	5.5x-8.7x (7.9x)
			EV/Forward EBITDA multiple	4.9x-8.9x (7.6x)
			EV/Precedent transaction last twelve months EBITDA multiple	7.5x-14.5x (10.0x)
	19,819	Appraisals/Broker quotes	—	—
Certain investment in affiliates	2,511	Discounted cash flows	Discount rate	8.0% – 12.0% (10.0%)
Derivative assets:
Options held/written and other	6,818	Discounted cash flows	Discount rate	12.0% – 32.0% (14.4%)
Other assets:
Reinsurance recoverables	4,676	Discounted cash flows	Discount rate	(0.4)% – 1.5% (0.4%)
			Mortality rate	0.0% – 100.0% (2.6%)
			Lapse rate	1.5% – 14.0% (5.0%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (100.0%)

Total	¥572,019

Liabilities:
Derivative liabilities:
Options held/written and other	¥14,603	Discounted cash flows	Discount rate	12.0% – 32.0% (14.4%)
	39	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	163,734	Discounted cash flows	Discount rate	(0.4)% – 1.5% (0.4%)
			Mortality rate	0.0% – 100.0% (2.1%)
			Lapse rate	1.5% – 30.0% (5.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (68.8%)

Total	¥178,376

	December 31, 2023
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Loans held for sale	¥102,594	Discounted cash flows	Discount rate	7.9% – 13.2% (10.0%)
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	1,227	Discounted cash flows	Discount rate	5.8% ( 5.8%)
	3,538	Appraisals/Broker quotes	—	—
Corporate debt securities	140	Discounted cash flows	Discount rate	0.5% ( 0.5%)
	5,011	Appraisals/Broker quotes	—	—
CMBS and RMBS in the Americas	6,718	Appraisals/Broker quotes	—	—
Other asset-backed securities and debt securities	29,753	Discounted cash flows	Discount rate	0.1% – 51.2% (7.1%)
			Probability of default	1.9% (1.9%)
	252,941	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	127,715	Discounted cash flows	WACC	12.8% – 26.4% (17.1%)
			EV/Terminal EBITDA multiple	7.5 x- 12.0 x ( 9.5 x)
		Market multiples	EV/Last twelve months EBITDA multiple	7.4 x- 9.4 x ( 8.4 x)
			EV/Forward EBITDA multiple	6.9 x- 9.3 x ( 8.1 x)
			EV/Precedent transaction last twelve months EBITDA multiple	7.5 x- 13.0 x ( 9.9 x)
	22,844	Appraisals/Broker quotes	—	—
Certain investment in affiliates	5,737	Discounted cash flows	Discount rate	8.0% – 12.0% ( 10.3%)
Derivative assets:
Options held/written and other	6,254	Discounted cash flows	Discount rate	12.0% – 33.0% ( 14.5%)
Other assets:
Reinsurance recoverables	3,433	Discounted cash flows	Discount rate	(0.4)% – 1.7% ( 0.4%)
			Mortality rate	0.0% – 100.0% ( 2.8%)
			Lapse rate	1.5% – 14.0% ( 4.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% ( 100.0%)

Total	¥567,905

Liabilities:
Derivative liabilities:
Options held/written and other	¥5,366	Discounted cash flows	Discount rate	12.0% – 33.0% ( 14.5%)
	25	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	157,813	Discounted cash flows	Discount rate	(0.4)% – 1.7% ( 0.4%)
			Mortality rate	0.0% – 100.0% ( 2.1%)
			Lapse rate	1.5% – 30.0% ( 5.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% ( 68.2%)

Total	¥163,204

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during year ended March 31, 2023 and the nine months ended December 31, 2023.

	Year ended March 31, 2023
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥1,351	Direct capitalization	Capitalization rate	4.7% – 6.6% ( 5.5%)
	4,619	Appraisals	—	—
Investment in operating leases, property under facility operations, office facilities and other assets	3,257	Discounted cash flows	Discount rate	0.5% – 5.8% ( 4.9%)
	1,280	Appraisals	—	—
Certain investment in affiliates	23	Discounted cash flows	Discount rate	3.7% ( 3.7%)
	403	Appraisals	—	—

	¥10,933

	Nine months ended December 31, 2023
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Loans held for sale	¥159	Discounted cash flows	Discount rate	9.6% – 9.7% (9.6%)
Real estate collateral-dependent loans (net of allowance for credit losses)	1,018	Direct capitalization	Capitalization rate	4.6% – 6.3% ( 5.3%)
	5,475	Appraisals	—	—
Investment in operating leases and property under facility operations	50	Discounted cash flows	Discount rate	13.0%
				( 13.0%)
	467	Appraisals	—	—

	¥7,169